PHL VARIABLE

ACCUMULATION

ACCOUNT II

Annual Report

To

Contract Owners

December 31, 2021

PHL VARIABLE INSURANCE COMPANY

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost		Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ACEAA2	4	$41	$	44	$–	$44	$2	$42	$42	$–	$42
AGEAA2	50,442	537,317		633,041	–	633,041	–	633,041	633,041	–	633,041
AUGEA2	1,257	13,341		14,092	1	14,093	–	14,093	14,093	–	14,093
PIVEI2	139	2,012		2,717	–	2,717	–	2,717	2,717	–	2,717
DSIFS	339	17,215		26,456	–	26,456	2	26,454	26,454	–	26,454
FVSIS2	574	6,676		6,665	–	6,665	–	6,665	6,665	–	6,665
FTVGI2	1,828	27,439		24,001	–	24,001	–	24,001	24,001	–	24,001
RVARS	1,421	34,873		38,382	–	38,382	–	38,382	38,382	–	38,382
IVGMMI	4,730	4,730		4,730	1	4,731	–	4,731	4,731	–	4,731
PMVAAA	8,504	90,559		97,884	1	97,885	–	97,885	97,885	–	97,885
PMVHYD	6,082	46,736		48,291	–	48,291	1	48,290	48,290	–	48,290
PMVRSD	3,203	20,130		25,109	–	25,109	–	25,109	25,109	–	25,109
PMVTRD	63,996	694,595		688,592	–	688,592	2	688,590	688,590	–	688,590
PVSTA	417	4,304		4,291	1	4,292	–	4,292	4,292	–	4,292
TRBCG2	425	17,330		21,463	–	21,463	2	21,461	21,461	–	21,461
VWEM	794	11,481		11,436	–	11,436	–	11,436	11,436	–	11,436
VWHAS	614	9,655		15,657	–	15,657	–	15,657	15,657	–	15,657
VVHGB	1,039	12,867		12,700	–	12,700	–	12,700	12,700	–	12,700
VVI	2,400	69,098		95,277	1	95,278	–	95,278	95,278	–	95,278
VVTSM	4,904	174,800		279,243	1	279,244	–	279,244	279,244	–	279,244

Total (unaudited)			$	2,050,071	$6	$2,050,077	$9	$2,050,068	$2,050,068	$–	$2,050,068

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity:		Total (unaudited)	ACEAA2	AGEAA2	AUGEA2	PIVEI2	DSIFS	FVSIS2	FTVGI2
Reinvested dividends	$	37,364	1	7,596	198	31	196	161	–
Mortality and expense risk charges (note 2)		–	–	–	–	–	–	–	–

Net investment income (loss)		37,364	1	7,596	198	31	196	161	–

Realized gain (loss) on investments		32,026	1	18,436	555	3	56	1	(6)
Change in unrealized gain (loss) on investments		31,672	(2)	43,520	(176)	518	4,554	(38)	(1,155)

Net gain (loss) on investments		63,698	(1)	61,956	379	521	4,610	(37)	(1,161)

Reinvested capital gains		76,453	1	21,861	428	–	1,020	104	–

Net increase (decrease) in contract owners’ equity resulting from operations	$	177,515	1	91,413	1,005	552	5,826	228	(1,161)

Investment Activity:		RVARS	PMVAAA	PMVHYD	PMVRSD	PMVTRD	PVSTA	TRBCG2	VWEM
Reinvested dividends	$	–	10,420	2,019	988	11,795	48	–	121
Mortality and expense risk charges (note 2)		–	–	–	–	–	–	–	–

Net investment income (loss)		–	10,420	2,019	988	11,795	48	–	121

Realized gain (loss) on investments		23	369	4	(70)	(149)	–	48	14
Change in unrealized gain (loss) on investments		1,873	3,098	(391)	5,968	(49,999)	(50)	782	(1,972)

Net gain (loss) on investments		1,896	3,467	(387)	5,898	(50,148)	(50)	830	(1,958)

Reinvested capital gains		909	–	–	–	29,079	–	2,355	295

Net increase (decrease) in contract owners’ equity resulting from operations	$	2,805	13,887	1,632	6,886	(9,274)	(2)	3,185	(1,542)

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity:	VWHAS	VVHGB	VVI	VVTSM
Reinvested dividends	$48	264	258	3,220
Mortality and expense risk charges (note 2)	–	–	–	–

Net investment income (loss)	48	264	258	3,220

Realized gain (loss) on investments	25	–	248	12,468
Change in unrealized gain (loss) on investments	2,401	(592)	(8,325)	31,658

Net gain (loss) on investments	2,426	(592)	(8,077)	44,126

Reinvested capital gains	–	106	6,476	13,819

Net increase (decrease) in contract owners’ equity resulting from operations	$2,474	(222)	(1,343)	61,165

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

		Total (unaudited)		ACEAA2		AGEAA2		AUGEA2
		2021	2020	2021	2020	2021	2020	2021	2020
Investment activity:
Net investment income (loss)	$	37,364	54,512	1	1	7,596	12,167	198	356
Realized gain (loss) on investments		32,026	110,914	1	–	18,436	56	555	1,659
Change in unrealized gain (loss) on investments		31,672	51,500	(2)	2	43,520	27,199	(176)	(743)
Reinvested capital gains		76,453	48,563	1	–	21,861	17,406	428	200

Net increase (decrease) in contract owners’ equity resulting from operations		177,515	265,489	1	3	91,413	56,828	1,005	1,472

Equity transactions:
Purchase payments received from contract owners (note 4)		–	–	–	–	–	–	–	–
Transfers between funds		(1,000)	(1,349)	–	–	–	–	–	–
Redemptions (notes 2, 3, and 4)		(145,573)	(989,963)	(9)	(5)	(119,798)	(66,370)	(4,921)	(5,875)
Adjustments to maintain reserves		1	–	(1)	1	–	6	(1)	2

Net equity transactions		(146,572)	(991,312)	(10)	(4)	(119,798)	(66,364)	(4,922)	(5,873)

Net change in contract owners’ equity		30,943	(725,823)	(9)	(1)	(28,385)	(9,536)	(3,917)	(4,401)
Contract owners’ equity at beginning of period		2,019,125	2,744,948	51	52	661,426	670,962	18,010	22,411

Contract owners’ equity at end of period	$	2,050,068	2,019,125	42	51	633,041	661,426	14,093	18,010

CHANGE IN UNITS:
Beginning units		1,022,728	1,523,328	33	36	324,531	362,149	10,438	14,084
Units purchased		22,215	180,097	–	–	–	–	–	–
Units redeemed		(84,058)	(680,697)	(6)	(3)	(54,169)	(37,618)	(2,766)	(3,646)

Ending units		960,885	1,022,728	27	33	270,362	324,531	7,672	10,438

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

		PIVEI2		DSIFS		FVSIS2		FTVGI2
		2021	2020	2021	2020	2021	2020	2021	2020
Investment activity:
Net investment income (loss)	$	31	53	196	1,191	161	–	–	3,544
Realized gain (loss) on investments		3	(4,490)	56	36,197	1	659	(6)	(3,924)
Change in unrealized gain (loss) on investments		518	4,864	4,554	(38,140)	(38)	(192)	(1,155)	(2,224)
Reinvested capital gains		–	148	1,020	9,474	104	22	–	–

Net increase (decrease) in contract owners’ equity resulting from operations		552	575	5,826	8,722	228	489	(1,161)	(2,604)

Equity transactions:
Purchase payments received from contract owners (note 4)		–	–	–	–	–	–	–	–
Transfers between funds		–	(16,853)	–	2,108	–	6,451	3,586	3,675
Redemptions (notes 2, 3, and 4)		(16)	–	(152)	(167,326)	(42)	(28,891)	(23)	(26,186)
Adjustments to maintain reserves		(1)	1	–	–	–	–	–	(1)

Net equity transactions		(17)	(16,852)	(152)	(165,218)	(42)	(22,440)	3,563	(22,512)

Net change in contract owners’ equity		535	(16,277)	5,674	(156,496)	186	(21,951)	2,402	(25,116)
Contract owners’ equity at beginning of period		2,182	18,459	20,780	177,276	6,479	28,430	21,599	46,715

Contract owners’ equity at end of period	$	2,717	2,182	26,454	20,780	6,665	6,479	24,001	21,599

CHANGE IN UNITS:
Beginning units		841	7,096	6,153	61,788	3,287	15,457	13,561	27,781
Units purchased		–	1,660	–	11,801	–	9,033	2,315	3,899
Units redeemed		(5)	(7,915)	(39)	(67,436)	(21)	(21,203)	(15)	(18,119)

Ending units		836	841	6,114	6,153	3,266	3,287	15,861	13,561

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

		RVARS		IVGMMI		PMVAAA		PMVHYD
		2021	2020	2021	2020	2021	2020	2021	2020
Investment activity:
Net investment income (loss)	$	–	386	–	66	10,420	3,752	2,019	2,255
Realized gain (loss) on investments		23	(137)	–	–	369	(185)	4	(905)
Change in unrealized gain (loss) on investments		1,873	1,761	–	–	3,098	3,013	(391)	785
Reinvested capital gains		909	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations		2,805	2,010	–	66	13,887	6,580	1,632	2,135

Equity transactions:
Purchase payments received from contract owners (note 4)		–	–	–	–	–	–	–	–
Transfers between funds		918	3,228	–	1,929	(3,042)	5,170	3,291	3,953
Redemptions (notes 2, 3, and 4)		(38)	(2,739)	(5,902)	(8,697)	(96)	(6,643)	(48)	(19,322)
Adjustments to maintain reserves		–	–	1	(1)	1	–	–	(1)

Net equity transactions		880	489	(5,901)	(6,769)	(3,137)	(1,473)	3,243	(15,370)

Net change in contract owners’ equity		3,685	2,499	(5,901)	(6,703)	10,750	5,107	4,875	(13,235)
Contract owners’ equity at beginning of period		34,697	32,198	10,632	17,335	87,135	82,028	43,415	56,650

Contract owners’ equity at end of period	$	38,382	34,697	4,731	10,632	97,885	87,135	48,290	43,415

CHANGE IN UNITS:
Beginning units		31,512	31,403	1,017	1,662	48,094	48,903	19,595	27,010
Units purchased		897	8,960	–	3,075	652	7,869	1,556	5,679
Units redeemed		(164)	(8,851)	(564)	(3,720)	(2,264)	(8,678)	(99)	(13,094)

Ending units		32,245	31,512	453	1,017	46,482	48,094	21,052	19,595

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

		PMVRSD		PMVTRD		PVSTA		TRBCG2
		2021	2020	2021	2020	2021	2020	2021	2020
Investment activity:
Net investment income (loss)	$	988	1,113	11,795	14,140	48	181	–	–
Realized gain (loss) on investments		(70)	(1,548)	(149)	1,258	–	157	48	677
Change in unrealized gain (loss) on investments		5,968	1,714	(49,999)	33,506	(50)	63	782	2,085
Reinvested capital gains		–	–	29,079	7,921	–	–	2,355	556

Net increase (decrease) in contract owners’ equity resulting from operations		6,886	1,279	(9,274)	56,825	(2)	401	3,185	3,318

Equity transactions:
Purchase payments received from contract owners (note 4)		–	–	–	–	–	–	–	–
Transfers between funds		(4,103)	2,258	24,167	10,348	–	(15,975)	–	(533)
Redemptions (notes 2, 3, and 4)		(25)	(24)	(12,985)	(69,306)	(27)	(15,037)	(131)	–
Adjustments to maintain reserves		–	–	3	(5)	(2)	1	1	(3)

Net equity transactions		(4,128)	2,234	11,185	(58,963)	(29)	(31,011)	(130)	(536)

Net change in contract owners’ equity		2,758	3,513	1,911	(2,138)	(31)	(30,610)	3,055	2,782
Contract owners’ equity at beginning of period		22,351	18,838	686,679	688,817	4,323	34,933	18,406	15,624

Contract owners’ equity at end of period	$	25,109	22,351	688,590	686,679	4,292	4,323	21,461	18,406

CHANGE IN UNITS:
Beginning units		45,615	38,918	376,208	409,609	3,334	27,548	3,619	4,114
Units purchased		1,230	9,988	13,470	17,992	–	12,529	–	2,229
Units redeemed		(8,347)	(3,291)	(7,204)	(51,393)	(22)	(36,743)	(23)	(2,724)

Ending units		38,498	45,615	382,474	376,208	3,312	3,334	3,596	3,619

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

		VWEM		VWHAS		VVHGB		VVI
		2021	2020	2021	2020	2021	2020	2021	2020
Investment activity:
Net investment income (loss)	$	121	202	48	100	264	9,204	258	1,819
Realized gain (loss) on investments		14	(45)	25	292	–	31,286	248	44,949
Change in unrealized gain (loss) on investments		(1,972)	1,052	2,401	3,907	(592)	(14,220)	(8,325)	1,101
Reinvested capital gains		295	304	–	–	106	–	6,476	3,324

Net increase (decrease) in contract owners’ equity resulting from operations		(1,542)	1,513	2,474	4,299	(222)	26,270	(1,343)	51,193

Equity transactions:
Purchase payments received from contract owners (note 4)		–	–	–	–	–	–	–	–
Transfers between funds		–	6,209	–	2,307	–	4,460	5,686	(5,128)
Redemptions (notes 2, 3, and 4)		(81)	(6,765)	(94)	–	(81)	(404,625)	(182)	(89,218)
Adjustments to maintain reserves		1	(1)	(1)	2	–	(2)	(1)	1

Net equity transactions		(80)	(557)	(95)	2,309	(81)	(400,167)	5,503	(94,345)

Net change in contract owners’ equity		(1,622)	956	2,379	6,608	(303)	(373,897)	4,160	(43,152)
Contract owners’ equity at beginning of period		13,058	12,102	13,278	6,670	13,003	386,900	91,118	134,270

Contract owners’ equity at end of period	$	11,436	13,058	15,657	13,278	12,700	13,003	95,278	91,118

CHANGE IN UNITS:
Beginning units		7,064	7,676	18,607	11,108	7,752	248,137	30,875	71,695
Units purchased		–	8,422	–	14,545	–	22,738	2,095	12,991
Units redeemed		(45)	(9,034)	(118)	(7,046)	(49)	(263,123)	(180)	(53,811)

Ending units		7,019	7,064	18,489	18,607	7,703	7,752	32,790	30,875

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

		VVTSM		DVSCS		LZREMS		PMVRA
		2021	2020	2021	2020	2021	2020	2021	2020
Investment activity:
Net investment income (loss)	$	3,220	3,574	–	406	–	–	–	2
Realized gain (loss) on investments		12,468	12,971	–	(8,092)	–	(449)	–	528
Change in unrealized gain (loss) on investments		31,658	25,073	–	1,151	–	(149)	–	(108)
Reinvested capital gains		13,819	6,895	–	2,313	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations		61,165	48,513	–	(4,222)	–	(598)	–	422

Equity transactions:
Purchase payments received from contract owners (note 4)		–	–	–	–	–	–	–	–
Transfers between funds		(31,503)	(14,956)	–	–	–	–	–	–
Redemptions (notes 2, 3, and 4)		(922)	(13,848)	–	(39,904)	–	(4,773)	–	(14,409)
Adjustments to maintain reserves		1	(1)	–	–	–	–	–	1

Net equity transactions		(32,424)	(28,805)	–	(39,904)	–	(4,773)	–	(14,408)

Net change in contract owners’ equity		28,741	19,708	–	(44,126)	–	(5,371)	–	(13,986)
Contract owners’ equity at beginning of period		250,503	230,795	–	44,126	–	5,371	–	13,986

Contract owners’ equity at end of period	$	279,244	250,503	–	–	–	–	–	–

CHANGE IN UNITS:
Beginning units		70,592	78,406	–	14,717	–	4,363	–	9,668
Units purchased		–	12,677	–	–	–	4,356	–	9,654
Units redeemed		(7,958)	(20,491)	–	(14,717)	–	(8,719)	–	(19,322)

Ending units		62,634	70,592	–	–	–	–	–	–

See accompanying notes to financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The PHL Variable Accumulation Account II (the Separate Account) is a separate account of PHL Variable Insurance Company (“PHL”, ”PHL Variable”, the Company, “we” or “us”). PHL is a Connecticut stock life insurance company and is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL

Delaware”), whose ultimate parent is Nassau Insurance Group Holdings GP, LLC. (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. On December 31, 2018, PHL was contributed by The Nassau Companies of New York (“NCNY”) to its parent, Nassau, who contributed PHL to its wholly owned subsidiary, PHL Delaware.

Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. NCNY, formerly known as The Phoenix Companies, Inc. changed its name effective November 13, 2018.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALPS VARIABLE INVESTMENT TRUST

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

BNY MELLON FUNDS

BNY Mellon Stock Index - Serv (DSIFS)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)*

FIDELITY VIP

Fidelity VIP Strategic Income - Serv II (FVSIS2)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

GUGGENHEIM VARIABLE TRUST

Guggenheim Multi-Hedge Strategies (RVARS)

INVESCO V. I.

Invesco V.I. Government Money Market I (IVGMMI)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT High Yield - Advisor (PMVHYD)

PIMCO VIT CommodityRealReturn Strategy - Advisor (PMVRSD)

PIMCO VIT Total Return - Advisor (PMVTRD)

PIMCO VIT Short-Term - Admin (PVSTA)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

VANECK VIP

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Resources Class S (VWHAS)

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF International (VVI)

Vanguard VIF Total Stock Market Index (VVTSM)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Lazard Retirement Emerging Markets Equity - Service (LZREMS)		6/8/2020
PIMCO VIT Real Return - Advisor (PMVRA)		6/8/2020

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2021.

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
VWHAS	VanEck VIP Trust - Global Resources Fund: Class S	VanEck VIP Trust - Global Hard Assets Fund: Class S	5/1/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

PHL is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and it together with the operations of the Separate Account are included in the consolidated federal income tax return of NCNY through 2018. On December 31, 2018, NCNY transferred 100% of the Company’s common stock to an affiliate and consequently the Company departed the NCNY consolidated tax group. For 2019, the Company filed a consolidated tax return with a newly formed affiliate, Concord Re. The Company and Concord Re-entered into a tax sharing agreement effective for 2020. NCNY is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2016. Under the current provisions of the Code, PHL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(g) COVID-19

In applying estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including matters related to or impacted by the COVID-19 pandemic, such as the possibility for elevated investment market volatility.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a monthly subscription charge of $20.00 to issue and administer each contract. These fees were $4,140 and $4,680 for the years ended December 31, 2021 and December 31, 2020, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $1,000 and $1,600 for the years ended December 31, 2021 and December 31, 2020, respectively.

The Company also deducts a guaranteed minimum withdrawal benefit fee if this optional benefit is selected. These fees were $8,668 and $8,551 for the years ended December 31, 2021 and December 31, 2020, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,050,071	$-	$-	$2,050,071

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*		Purchases of Investments		Sales of Investments
ACEAA2	$	2	$	9
AGEAA2		29,456		119,797
AUGEA2		626		4,921
PIVEI2		31		16
DSIFS		1,216		152
FVSIS2		265		41
FTVGI2		3,586		24
RVARS		1,986		197
IVGMMI		-		5,902
PMVAAA		11,778		4,495
PMVHYD		5,486		224
PMVRSD		1,751		4,891
PMVTRD		65,045		12,984
PVSTA		48		28
TRBCG2		2,355		132
VWEM		416		81
VWHAS		48		94
VVHGB		369		81
VVI		12,798		561
VVTSM		17,040		32,425

	$	154,302	$	187,055

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***

ALPS Conservative ETF Asset Allocation II (ACEAA2)
2021	0.00%	27	$1.57	$42	1.33%	2.28%
2020	0.00%	33	1.54	51	1.70%	6.49%
2019	0.00%	-	1.47	-	0.00%	11.36%
2018	0.00%	493	1.32	651	0.70%	-2.22%
2017	0.00%	49	1.35	66	1.78%	6.30%
ALPS Growth ETF Asset Allocation II (AGEAA2)
2021	0.00%	270,362	2.34	633,041	1.17%	14.88%
2020	0.00%	324,531	2.04	661,426	2.01%	10.01%
2019	0.00%	362	1.85	671	1.98%	19.35%
2018	0.00%	81	1.55	125	1.86%	-7.74%
2017	0.00%	519	1.68	873	1.33%	17.48%
ALPS Income and Growth ETF Asset Allocation II (AUGEA2)
2021	0.00%	7,672	1.84	14,093	1.29%	6.47%
2020	0.00%	10,438	1.73	18,010	1.76%	8.43%
2019	0.00%	14	1.59	22	1.84%	12.77%
2018	0.00%	17	1.41	25	1.85%	-4.08%
2017	0.00%	21	1.47	31	1.60%	9.70%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2021	0.00%	836	3.25	2,717	1.23%	25.33%
2020	0.00%	841	2.59	2,182	1.14%	-0.26%
2019	0.00%	7	2.60	19	2.36%	25.00%
2018	0.00%	8	2.08	17	2.62%	-8.77%
2017	0.00%	6	2.28	13	1.42%	15.15%
BNY Mellon Stock Index - Serv (DSIFS)
2021	0.00%	6,114	4.33	26,454	0.83%	28.12%
2020	0.00%	6,153	3.38	20,780	1.14%	17.71%
2019	0.00%	62	2.87	177	1.51%	31.05%
2018	0.00%	56	2.19	122	1.38%	-4.78%
2017	0.00%	105	2.30	243	1.43%	21.05%
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
2019	0.00%	15	3.00	44	0.86%	22.45%
2018	0.00%	15	2.45	36	1.00%	-9.26%
2017	0.00%	22	2.70	60	0.69%	12.50%
Fidelity VIP Strategic Income - Serv II (FVSIS2)
2021	0.00%	3,266	2.04	6,665	2.44%	3.53%
2020	0.00%	3,287	1.97	6,479	0.00%	7.16%
2019	0.00%	15	1.84	28	3.11%	10.84%
2018	0.00%	16	1.66	27	2.74%	-2.92%
2017	0.00%	22	1.71	38	3.63%	7.55%
Franklin Templeton Global Bond II (FTVGI2)
2021	0.00%	15,861	1.51	24,001	0.00%	-4.99%
2020	0.00%	13,561	1.59	21,599	9.28%	-5.28%
2019	0.00%	28	1.68	47	7.03%	1.82%
2018	0.00%	27	1.65	45	0.00%	1.85%
2017	0.00%	29	1.62	47	0.00%	1.89%
Guggenheim Multi-Hedge Strategies (RVARS)
2021	0.00%	32,245	1.19	38,382	0.00%	8.10%
2020	0.00%	31,512	1.10	34,697	1.27%	7.39%
2019	0.00%	31	1.03	32	2.38%	5.10%
2018	0.00%	29	0.98	29	0.00%	-4.85%
2017	0.00%	29	1.03	30	0.00%	4.04%
Invesco V.I. Government Money Market I (IVGMMI)
2021	0.00%	453	10.46	4,731	0.00%	0.01%
2020	0.00%	1,017	10.45	10,632	0.25%	0.29%
2019	0.00%	2	10.42	17	1.98%	1.86%

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
2018	0.00%	6	10.23	65	1.56%	1.59%
2017	0.00%	4	10.07	42	0.56%	0.50%
PIMCO VIT All Asset - Admin (PMVAAA)
2021	0.00%	46,482	2.11	97,885	11.10%	16.23%
2020	0.00%	48,094	1.81	87,135	4.93%	8.01%
2019	0.00%	49	1.68	82	2.75%	12.00%
2018	0.00%	84	1.50	125	3.21%	-5.06%
2017	0.00%	84	1.58	133	5.90%	12.86%
PIMCO VIT High Yield - Advisor (PMVHYD)
2021	0.00%	21,052	2.29	48,290	4.35%	3.53%
2020	0.00%	19,595	2.22	43,415	4.75%	5.64%
2019	0.00%	27	2.10	57	4.85%	14.75%
2018	0.00%	27	1.83	49	5.00%	-2.66%
2017	0.00%	28	1.88	52	4.78%	6.21%
PIMCO VIT CommodityRealReturn Strategy - Advisor (PMVRSD)
2021	0.00%	38,498	0.65	25,109	4.10%	33.11%
2020	0.00%	45,615	0.49	22,351	5.91%	1.23%
2019	0.00%	39	0.48	18	4.34%	11.63%
2018	0.00%	36	0.43	15	1.96%	-15.69%
2017	0.00%	35	0.51	18	12.23%	2.00%
PIMCO VIT Total Return - Advisor (PMVTRD)
2021	0.00%	382,474	1.80	688,590	1.72%	-1.36%
2020	0.00%	376,208	1.83	686,679	2.03%	8.54%
2019	0.00%	410	1.68	689	2.91%	8.39%
2018	0.00%	411	1.55	639	2.45%	-0.64%
2017	0.00%	423	1.56	662	1.92%	4.70%
PIMCO VIT Short-Term - Admin (PVSTA)
2021	0.00%	3,312	1.30	4,292	1.10%	-0.06%
2020	0.00%	3,334	1.30	4,323	1.38%	2.24%
2019	0.00%	28	1.27	35	2.46%	3.25%
2018	0.00%	52	1.23	64	2.19%	1.65%
2017	0.00%	41	1.21	50	1.70%	1.68%
T. Rowe Price Blue Chip Growth II (TRBCG2)
2021	0.00%	3,596	5.97	21,461	0.00%	17.33%
2020	0.00%	3,619	5.09	18,406	0.00%	33.92%
2019	0.00%	4	3.80	16	0.00%	29.69%
2018	0.00%	2	2.93	5	0.00%	1.74%
2017	0.00%	9	2.88	26	0.00%	35.85%
VanEck VIP Emerging Markets (VWEM)
2021	0.00%	7,019	1.63	11,436	0.92%	-11.87%
2020	0.00%	7,064	1.85	13,058	2.03%	17.25%
2019	0.00%	8	1.58	12	0.28%	30.58%
2018	0.00%	5	1.21	5	0.30%	-23.42%
2017	0.00%	12	1.58	20	0.31%	51.92%
VanEck VIP Global Resources Class S (VWHAS)
2021	0.00%	18,489	0.85	15,657	0.31%	18.68%
2020	0.00%	18,607	0.71	13,278	0.85%	18.83%
2019	0.00%	11	0.60	7	0.00%	11.11%
2018	0.00%	20	0.54	11	0.00%	-28.00%
2017	0.00%	10	0.75	8	0.00%	-2.60%
Vanguard VIF Total Bond Market Index (VVHGB)
2021	0.00%	7,703	1.65	12,700	2.07%	-1.72%
2020	0.00%	7,752	1.68	13,003	3.79%	7.58%
2019	0.00%	248	1.56	387	2.53%	9.09%
2018	0.00%	243	1.43	349	2.04%	-0.69%
2017	0.00%	145	1.44	208	2.41%	3.60%
Vanguard VIF International (VVI)
2021	0.00%	32,790	2.91	95,278	0.27%	-1.54%
2020	0.00%	30,875	2.95	91,118	1.63%	57.58%
2019	0.00%	72	1.87	134	1.40%	30.77%
2018	0.00%	75	1.43	106	0.78%	-12.27%
2017	0.00%	73	1.63	119	0.82%	42.98%
Vanguard VIF Total Stock Market Index (VVTSM)
2021	0.00%	62,634	4.46	279,244	1.20%	25.64%

PHL VARIABLE ACCUMULATION ACCOUNT II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
2020	0.00%	70,592	3.55	250,503	1.60%	20.55%
2019	0.00%	78	2.94	231	1.54%	30.67%
2018	0.00%	83	2.25	187	1.54%	-5.46%
2017	0.00%	86	2.38	204	1.47%	20.81%

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the years 2017 – 2019 and is presented unrounded for 2020 – 2021, as applicable.

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company

and Contract Owners of PHL Variable Accumulation Account II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the

Appendix that comprise PHL Variable Accumulation Account II (the Separate Account) as of December 31, 2021, the related statements of operations for the year or period then ended (as described in the Appendix), the statements of changes in net assets for each of the years or periods in the two years then ended (as described in the Appendix), and the related notes including the financial highlights in Note 6 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of the PHL Variable Insurance Company’s separate accounts since 2015.

Hartford, Connecticut

April 14, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix

Unless noted otherwise, statements of operations for the year ended December 31, 2021 and statements of changes in net assets for each of the years in the two-year period then ended.

ALPS VARIABLE INVESTMENT TRUST

ALPS Conservative ETF Asset Allocation II (ACEAA2)

ALPS Growth ETF Asset Allocation II (AGEAA2)

ALPS Income and Growth ETF Asset Allocation II (AUGEA2)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

BNY MELLON FUNDS

BNY Mellon Small Cap Stock Index – Serv (DSIFS)

BNY Mellon Stock Index – Serv (DVSCS) (1)

FIDELITY VIP

Fidelity VIP Strategic Income – Serv II (FVSIS2)

FRANKLIN TEMPLETON VIP TRUST

Franklin Templeton Global Bond II (FTVGI2)

GUGGENHEIM VARIABLE TRUST

Guggenheim Multi-Hedge Strategies (RVARS)

INVESCO V. I.

Invesco V.I. Government Money Market I (IVGMMI)

Lazard Retirement Series

Lazard Retirement Emerging Markets Equity (LZREMS) (2)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset – Admin (PMVAAA)

PIMCO VIT High Yield – Advisor (PMVHYD)

PIMCO VIT CommodityRealReturn Strategy – Advisor (PMVRSD)

PIMCO VIT Total Return – Advisor (PMVTRD)

PIMCO VIT Short-Term – Admin (PVSTA)

PIMCO VIT Real Return – Advisor (PMVRA)(2)

T. ROWE PRICE VIP II

T. Rowe Price Blue Chip Growth II (TRBCG2)

VANECK VIP

VanEck VIP Emerging Markets (VWEM)

VanEck VIP Global Resources Class S (VWHAS)

A-1

VANGUARD VARIABLE INS FUNDS

Vanguard VIF Total Bond Market Index (VVHGB)

Vanguard VIF International (VVI)

Vanguard VIF Total Stock Market Index (VVTSM)

(1)	Statement of changes in net assets for the period from January 1, 2020 to August 17, 2020.

(2)	Statement of changes in net assets for the period from January 1, 2020 to June 8, 2020.

A-2